RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Interest charged on amounts due to related parties	$ 5,452	$ 4,312	$ 3,301
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 14)	12,000	17,600	28,627
Office expenses charged by, and other expenses paid on behalf of the Company by a Company with common directors (note 14)	28,784	38,279	85,186
Total expenses	$ 76,236	$ 90,191	$ 147,114